CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (4,990)	$ (35,061)	$ (16,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	306	408	1,224
Amortization	1,211	1,907	2,204
Stock-based compensation	21	219	179
Gain on sales of equity method investments		(1,220)	(2,480)
Impairment loss on property, plant and equipment	28
Impairment losses on goodwill		17,054	12,489
Impairment losses on intangible assets	115	13,251	15
Impairment losses on prepaid licensing and royalty fees	1,259	2,752	702
Provision for bad debt expenses	37	37	169
Losses (gains) on disposals of property, plant and equipment	(2)	4	208
Gains on sales of marketable securities	(8,621)	(1,739)	(5,665)
Equity in net (earnings) losses on equity investments - net	531	(526)	(234)
Impairment losses on marketable securities and investments			1,193
Other	(306)	(141)	377
Net changes in operating assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable	692	767	1,537
Prepaid expenses	186	52	755
Other current assets	(260)	708	(174)
Accounts payable	(407)	854	(515)
Accrued expenses	848	(2,223)	(59)
Accrued compensation	416	(853)	(831)
Other current liabilities	(711)	(1,017)	(467)
Accrued pension liabilities / Prepaid pension assets	(215)	(111)	110
Prepaid licensing and royalty fees	(976)	1,026	(2,397)
Other		(453)	454
Net cash used in operating activities	(10,838)	(4,305)	(7,323)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	(8,991)		3,694
Cash dividends received from investees	247
Proceeds from disposals of marketable debt securities	18,692	3,419	8,610
Divestiture of business, net of cash transferred			(1,308)
Purchases of property, plant and equipment	(420)	(225)	(429)
Proceeds from disposals of property, plant and equipment	2	35	76
Proceeds from disposals of businesses, net of transaction costs		3,258	1,735
Purchases of marketable debt securities	(6,490)	(2,460)
Purchase of equity investments	(19,552)
Purchases of intangible assets	(110)	(1,227)	(1,679)
Acquisitions, net of cash acquired		73
Decrease (increase) in refundable deposits	3	86	428
Other	(7)	(5)	(10)
Net cash provided by (used in) investing activities	(16,626)	2,954	11,117
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from (repayments of) short-term borrowings	15,232	(3,146)	(4,348)
Cash received from the exercise of stock options	3,593	2	0
Net cash provided by (used in) financing activities	18,825	(3,144)	(4,348)
Net foreign currency exchange differences on cash and cash equivalents	478	565	(712)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(8,161)	(3,930)	(1,266)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	58,801	62,731	63,997
CASH AND CASH EQUIVALENTS AT END OF YEAR	50,640	58,801	62,731
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	237	53	248
Income tax paid (refunded) during the year	$ (84)	$ (285)	$ 121